Overview and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Feb. 09, 2021	Sep. 08, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Overview and Basis of Presentation (Details) [Line Items]
common stock, par value (in Dollars per share)			$ 0.0001
Purchase price (in Dollars per share)	$ 10.00
Other offering costs		$ 14,200	$ 31,456
Underwriting fees		4,000
Deferred underwriting fees		$ 9,800
Description of sale of stock		Following the closing of the IPO on September 8, 2020, $230.0 million ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Placement Units was placed in a trust account (the “Trust Account”), which was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by INSU.
Share price (in Dollars per share)		$ 9.91		$ 15.55	$ 10.019
Sale of stock (in Shares)	17,000,000
Aggregate purchase price	$ 170,000
Loss and LAE reserves			65,500	$ 57,100		$ 52,200
Additional fund in 2021			310,000	$ 310,000
Aggregate of digital assets			$ 1,000
IPO [Member]
Overview and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)		23,000,000
Other offering costs		$ 400
Over-Allotment Option [Member]
Overview and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)		3,000,000
Purchase price (in Dollars per share)		$ 10.00
Gross proceeds		$ 230,000
Private Placement [Member]
Overview and Basis of Presentation (Details) [Line Items]
Sale of stock (in Shares)		540,000
Sale per unit (in Dollars per share)		$ 10.00
Gross proceeds from private placement		$ 5,400
Common Class A [Member]
Overview and Basis of Presentation (Details) [Line Items]
common stock, par value (in Dollars per share)		$ 0.0001
Class B Common Stock [Member]
Overview and Basis of Presentation (Details) [Line Items]
Share price (in Dollars per share)			$ 0.0001